Earnings (loss) per share - Basic (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings (loss) per share
Profit (loss) attributable to equity holders of the Company	¥ 992,647	¥ 1,258,329	¥ (4,793,564)
Weighted average number of ordinary shares outstanding	1,190,875,193	1,222,224,578	1,224,576,751
Basic earnings (loss) per share	¥ 0.83	¥ 1.03	¥ (3.91)